Consolidated Statements of Changes In Shareholders' Deficit - CNY (¥) ¥ in Thousands	Common Stock [Member]	Common Stock [Member] Series A Convertible Redeemable Preferred Stock [Member]	Common Stock [Member] Series B Convertible Redeemable Preferred Stock [Member]	Common Stock [Member] Series C Convertible Redeemable Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A Convertible Redeemable Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Convertible Redeemable Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Convertible Redeemable Preferred Stock [Member]	Treasury Stock, Common [Member]	Treasury Stock, Common [Member] Series A Convertible Redeemable Preferred Stock [Member]	Treasury Stock, Common [Member] Series B Convertible Redeemable Preferred Stock [Member]	Treasury Stock, Common [Member] Series C Convertible Redeemable Preferred Stock [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Series A Convertible Redeemable Preferred Stock [Member]	AOCI Attributable to Parent [Member] Series B Convertible Redeemable Preferred Stock [Member]	AOCI Attributable to Parent [Member] Series C Convertible Redeemable Preferred Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series A Convertible Redeemable Preferred Stock [Member]	Retained Earnings [Member] Series B Convertible Redeemable Preferred Stock [Member]	Retained Earnings [Member] Series C Convertible Redeemable Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series A Convertible Redeemable Preferred Stock [Member]	Noncontrolling Interest [Member] Series B Convertible Redeemable Preferred Stock [Member]	Noncontrolling Interest [Member] Series C Convertible Redeemable Preferred Stock [Member]	Total	Series A Convertible Redeemable Preferred Stock [Member]	Series B Convertible Redeemable Preferred Stock [Member]	Series C Convertible Redeemable Preferred Stock [Member]
Balance, value at Dec. 31, 2020	¥ 47				¥ 4,784,315				¥ (142,229)				¥ 84,320				¥ (6,007,227)				¥ (4,589)				¥ (1,285,363)
Balance, shares at Dec. 31, 2020	68,258,804								7,490,634
Share-based compensation expense (Note 15)					200,186																				200,186
Accretion on convertible redeemable preferred shares of a subsidiary																		¥ (14,089)	¥ (21,726)	¥ (73,081)						¥ (14,089)	¥ (21,726)	¥ (73,081)
Exercise of share options	¥ 3																								¥ 3
Exercise of share options, shares	3,049,281								(3,049,281)																3,049,281
Net loss																	(1,239,617)				(559)				¥ (1,240,176)
Foreign currency translation													44,690												44,690
Acquisition of remaining equity interest of a subsidiary from the non-controlling interests (Note 20)					(5,148)																5,148
Balance, value at Dec. 31, 2021	¥ 50				4,979,353				¥ (142,229)				129,010				(7,355,740)								(2,389,556)
Balance, shares at Dec. 31, 2021	71,308,085								4,441,353
Share-based compensation expense (Note 15)					70,105																				70,105
Accretion on convertible redeemable preferred shares of a subsidiary																		(15,947)	(24,918)	(83,812)						(15,947)	(24,918)	(83,812)
Exercise of share options
Exercise of share options, shares	355,745								(355,745)																355,745
Net loss																	(914,767)								¥ (914,767)
Foreign currency translation													(231,844)												(231,844)
Balance, value at Dec. 31, 2022	¥ 50				5,049,458				¥ (142,229)				(102,834)				(8,395,184)								(3,590,739)
Balance, shares at Dec. 31, 2022	71,663,830								4,085,608
Ending balance, shares at Dec. 31, 2022	71,663,830								4,085,608
Share-based compensation expense (Note 15)					37,308																				37,308
Accretion on convertible redeemable preferred shares of a subsidiary																		¥ (18,370)	¥ (28,736)	¥ (96,870)						¥ (18,370)	¥ (28,736)	¥ (96,870)
Exercise of share options
Net loss																	185,313								185,313
Foreign currency translation													(54,668)												(54,668)
Balance, value at Dec. 31, 2023	¥ 50				¥ 5,086,766				¥ (142,229)				¥ (157,502)				¥ (8,724,473)								¥ (3,937,388)
Ending balance, shares at Dec. 31, 2023	71,663,830								4,085,608